Long-term debt: Additional information (Details) $ in Thousands		12 Months Ended
	May 22, 2013 MXN ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 MXN ($)	Jun. 24, 2015 USD ($)	Jun. 24, 2015 MXN ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2013 MXN ($)
Aerostar
Long-term debt:
Notional amount								$ 350,000	$ 4,471,000,000
Borrowings, interest rate						6.75%	6.75%
Aerostar
Long-term debt:
Proportion of interest in subsidiary		60.00%
Senior secured notes due on March 22, 2035
Long-term debt:
Notional amount		$ 400,000	$ 7,011,281,000	$ 400,000	$ 6,843,134,000
Borrowings, interest rate	5.75%
Debt Instrument, Quoted Yield	2.39%
Spread Credit	336
Senior secured notes due on March 22, 2035 | Aerostar
Long-term debt:
Notional amount						$ 50,000	$ 737,000,000